Fixed Assets and Right of Use Assets and Lease Liability (Details 9) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total	$ 158,494
Due Within 1 Year [Member]
Statement Line Items [Line Items]
Total	26,061
Due After 1 Year But Within 2 Years [Member]
Statement Line Items [Line Items]
Total	24,311
Due After 2 Years But Within 3 years [Member]
Statement Line Items [Line Items]
Total	21,667
Due After 3 Years But Within 4 Years [Member]
Statement Line Items [Line Items]
Total	19,411
Due After 4 Years But Within 5 Years [Member]
Statement Line Items [Line Items]
Total	16,982
Due After 5 Years [Member]
Statement Line Items [Line Items]
Total	$ 50,062